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                               WM Variable Trust
                        601 West Main Avenue, Suite 300
                               Spokane, WA  99201


                                    April 1, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  WM Variable Trust (File Nos. 33-57732, 811-7462)

Ladies and Gentlemen:

     On behalf of WM Variable Trust (the "Trust"), the undersigned hereby certifies, pursuant to Rule 497(j) under the Securities Act of 1933, that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from those included in Post-Effective Amendment No.15 to the Trust's Registration Statement, as filed electronically with the Securities and Exchange Commission on April 1, 1998.

                         WM VARIABLE TRUST

                         By:  /s/ MONTE D. CALVIN
                              Monte D. Calvin
                              Senior Vice President and
                              Chief Financial Officer